Property and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Property and Equipment, Net (Details) [Line Items]
Depreciation expenses	$ 27,829,730	$ 13,113,964	$ 3,342,655
Impairment amount	$ 24,654,267	$ 27,993,571	$ 997,954
sold to miners	1,115	15,808
Bitcoins total consideration	$ 1,816,870
Total original cost	571,681
Accumulated depreciation	276,610
Gain on sales of property and equipment	1,521,799
Total consideration	1,056,775	$ 9,441,561
Cost consideration	712,800
Disposed of miners		1,779
Three Third Party [Member]
Property and Equipment, Net (Details) [Line Items]
sold to miners		15,808
BTC [Member]
Property and Equipment, Net (Details) [Line Items]
Impairment amount	46,369,095
ETH [Member]
Property and Equipment, Net (Details) [Line Items]
Impairment amount	3,669,555
Ethereum [Member]
Property and Equipment, Net (Details) [Line Items]
Total consideration	168,500
15,808 Miners [Member]
Property and Equipment, Net (Details) [Line Items]
Gain on sales of property and equipment		$ 610,520
15,808 Miners [Member] | Maximum [Member]
Property and Equipment, Net (Details) [Line Items]
Accumulated depreciation		11,044,804
15,808 Miners [Member] | Minimum [Member]
Property and Equipment, Net (Details) [Line Items]
Accumulated depreciation		$ 2,213,763
1,779 Miners [Member]
Property and Equipment, Net (Details) [Line Items]
Disposed of miners		1,779
Incurred loss	$ 4,356,767
1,779 Miners [Member] | Maximum [Member]
Property and Equipment, Net (Details) [Line Items]
Accumulated depreciation		$ 5,307,790
1,779 Miners [Member] | Minimum [Member]
Property and Equipment, Net (Details) [Line Items]
Accumulated depreciation		$ 951,024